American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

VP BALANCED FUND * VP CAPITAL APPRECIATION FUND
VP GLOBAL GROWTH FUND * VP GROWTH FUND * VP INCOME & GROWTH FUND
VP INTERNATIONAL FUND * VP LARGE COMPANY VALUE FUND
VP MID CAP VALUE FUND * VP ULTRA® FUND * VP VALUE FUND * VP VISTA(reg. sm) FUND

Supplement  dated January 13, 2006 * Statement of Additional  Information  dated
May 1, 2005

THE FOLLOWING PARAGRAPH REPLACES THE SIXTH PARAGRAPH ON PAGE 47:

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

THE FOLLOWING REPLACES THE VP GLOBAL GROWTH SECTION IN THE TABLE TITLED, OTHER
ACCOUNTS MANAGED (AS OF DECEMBER 31, 2004), ON PAGE 49:

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2004)
                                                            OTHER POOLED     OTHER ACCOUNTS
                                     REGISTERED INVESTMENT  INVESTMENT       (E.G., SEPARATE
                                     COMPANIES (E.G.,       VEHICLES (E.G.,  ACCOUNTS AND
                                     OTHER AMERICAN         COMMINGLED       CORPORATE ACCOUNTS,
                                     CENTURY FUNDS AND      TRUSTS AND       INCLUDING INCUBATION
                                     AMERICAN CENTURY -     529 EDUCATION    STRATEGIES AND
                                     SUBADVISED FUNDS)      SAVINGS PLANS)   CORPORATE MONEY)
-------------------------------------------------------------------------------------------------
VP GLOBAL GROWTH
-------------------------------------------------------------------------------------------------
Keith Creveling(1) Number of Other   11                     1                1
                   Accounts Managed
                   ------------------------------------------------------------------------------
                   Assets in Other   $8,297,455,006         $36,963,326      $185,526,639
                   Accounts Managed
-------------------------------------------------------------------------------------------------
Helen O'Donnell(1) Number of Other   1                      0                0
                   Accounts Managed
                   ------------------------------------------------------------------------------
                   Assets in Other   $358,660,886           N/A              N/A
                   Accounts Managed
-------------------------------------------------------------------------------------------------

(1)  MR. CREVELING AND MS. O'DONNELL BECAME PORTFOLIO MANAGERS FOR VP
     GLOBAL GROWTH ON NOVEMBER 11, 2005. INFORMATION IS PROVIDED AS OF NOVEMBER
     15, 2005.

THE FOLLOWING REPLACES THE VP GLOBAL GROWTH SECTION OF THE OWNERSHIP OF
SECURITIES TABLE ON PAGE 54:

OWNERSHIP OF SECURITIES
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
VP Global Growth
         Keith Creveling(1)        A
--------------------------------------------------------------------------------
         Helen O'Donnell(1)        A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MR. CREVELING AND MS. O'DONNELL BECAME PORTFOLIO MANAGERS FOR THE FUND
     ON NOVEMBER 11, 2005. INFORMATION IS PROVIDED AS OF NOVEMBER 15, 2005.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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